Cover	Sep. 11, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 11, 2026
Registrant Name	USBC, INC.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-37479
Entity Tax Identification Number	90-0273142
Entity Address, Address Line One	Reno
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	300 E 2nd Street
Entity Address, Postal Zip Code	89501
City Area Code	775
Local Phone Number	239-7673
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	USBC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Central Index Key	0001074828
Amendment Flag	false
Entity Address, State or Province	NV